U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A and Class C [Member] | Money Market
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	1.89%	1.16%